Acquisition of Lixin Cayman (Details) - Schedule of carrying amounts of major classes of acquired assets	Dec. 20, 2019 USD ($)
Schedule Of Carrying Amounts Of Major Classes Of Acquired Assets Abstract
Cash, cash equivalents and restricted cash	$ 21,442,122
Short-term investments	8,560,911
Accounts receivable, net	3,252,159
Loan receivable due from third parties	5,917,714
Pledged deposits	5,564,592
Other assets	2,537,990
Total assets	47,275,488
Less: total liabilities	(2,512,566)
Net tangible assets	$ 44,762,922